Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,738,052	$ 991,467
Less: allowance for credit losses
Total accounts receivable, net	$ 1,738,052	$ 991,467